Loss Before Income Tax - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Loss Before Income Tax [Line Items]
Other non-operating income	$ 386,908		$ 1,076,189
Government grants for research and development expenditures	73,724	$ 248,613
Australia
Loss Before Income Tax [Line Items]
Government grants for research and development expenditures	$ 73,724	$ 248,613